Offerings - Offering: 1	Aug. 28, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest, par value $0.01 per share
Amount Registered | shares	3,250,000
Proposed Maximum Offering Price per Unit	43.55
Maximum Aggregate Offering Price	$ 141,537,500
Fee Rate	0.01476%
Amount of Registration Fee	$ 20,890.94
Offering Note

(1)	Represents 3,250,000 shares of beneficial interest, par value $0.01 per share (“Common Shares”), of National Storage Affiliates Trust available for issuance under the National Storage Affiliates Trust 2024 Equity Incentive Plan (the “Plan”) as of May 13, 2024.
(2)	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional Common Shares that become issuable under the Plan by reason of any share dividend, share split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding Common Shares.
(3)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The offering price per share and aggregate offering price are based upon the average of the high and low prices per Common Share as reported on the New York Stock Exchange on August 21, 2024, which is a date within five business days prior to filing.